Summary of Significant Accounting Policies - Schedule of Amortizable Intangible Assets (Details)	12 Months Ended
Nov. 30, 2020
Customer relationships and lists | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period	4 years
Customer relationships and lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period	15 years
Vendor lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period	10 years
Trade name and others | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period	1 year
Trade name and others | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization period	10 years